Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions with related parties
Schedule of consolidated Group's transactions with its related parties

	2024
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	1,000	94	—	—	1,000	94
Treasuries/government bonds	1,650	23	—	—	1,650	23
Other interest-bearing securities except loans	10,994	340	2,105	59	13,099	399
Loans in the form of interest--bearing securities	—	—	6,088	248	6,088	248
Loans to credit institutions	—	—	3,029	146	3,029	146
Loans to the public	—	—	637	36	637	36
Settlement claim against the State[1]	8	—	—	—	8	—
Total	13,652	457	11,859	489	25,511	946
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,673	—	—	—	3,673	—
Total	3,673	—	—	—	3,673	—

	2023
			Companies and
			organizations controlled
	The shareholder,		through a common owner,
	the Swedish State		the Swedish State		Total
		Interest		Interest		Interest
		income/		income/		income/
	Assets/	interest	Assets/	interest	Assets/	interest
Skr mn	liabilities	expense	liabilities	expense	liabilities	expense
Cash	1,000	97	—	—	1,000	97
Treasuries/government bonds	—	6	—	—	—	6
Other interest-bearing securities except loans	7,996	222	1,473	47	9,469	269
Loans in the form of interest--bearing securities	—	—	5,782	248	5,782	248
Loans to credit institutions	—	—	2,207	126	2,207	126
Loans to the public	—	—	660	32	660	32
Settlement claim against the State[1]	3	—	—	—	3	—
Total	8,999	325	10,122	453	19,121	778
Other liabilities	—	—	—	—	—	—
Settlement debt against the State[1]	3,641	—	—	—	3,641	—
Total	3,641	—	—	—	3,641	—
1	For information about settlement claim or debt against the State, see Note 16, Note 19 and Note 24.